Material Partly-Owned Subsidiaries - Summarized Financial Information of Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summarized statements of comprehensive income
Revenue	$ 476,659	$ 313,564	$ 338,160
(Loss)/profit before tax	(9,857)	7,725	1,106
Income tax benefit/(expense)	1,345	(4,016)	(2,057)
(Loss)/profit for the year	(8,512)	3,709	(951)
Other comprehensive income/(loss)	(13,994)	3,939	10,631
Total comprehensive (loss)/income for the year, net of tax	(22,506)	7,648	9,680
(Loss)/profit attributable to non-controlling interests	(5,870)	4,261	681
Summarized balance sheets:
Cash, inventory and other current assets	312,003	263,699
Property, plant and equipment and other non-current assets	77,425	74,420
Trade and other payable (current)	(162,193)	(83,376)
Other non-current liabilities	(17,918)	(19,868)
Total equity	209,317	234,875	228,435	$ 221,816
Equity attributable to equity holders of the parent	147,500	157,860
Non-controlling interests	61,817	77,015
Summarized cash flow information:
Operating	(41,612)	16,375	15,140
Investing	(6,153)	(20,296)	(6,398)
Financing	42,412	2,061	(17,949)
Effect of changes in exchange rate on cash	(4,372)	424	2,102
Net (decrease) increase in cash and cash equivalents	(9,725)	(1,436)	(7,105)
CTW Consolidated [Member]
Summarized statements of comprehensive income
Revenue	197,786	143,647	172,385
(Loss)/profit before tax	(16,038)	11,793	4,352
Income tax benefit/(expense)	4,223	(2,344)	(1,235)
(Loss)/profit for the year	(11,815)	9,449	3,117
Other comprehensive income/(loss)	(12,699)	(1,406)	9,194
Total comprehensive (loss)/income for the year, net of tax	(24,514)	8,043	12,311
(Loss)/profit attributable to non-controlling interests	(5,815)	4,631	1,378
Dividends paid to non-controlling interests	2,815	1,228	2,763
Summarized balance sheets:
Cash, inventory and other current assets	141,282	128,534
Property, plant and equipment and other non-current assets	59,547	56,596
Trade and other payable (current)	(68,142)	(18,815)
Other non-current liabilities	(8,477)	(11,097)
Total equity	124,210	155,218
Equity attributable to equity holders of the parent	63,260	78,961
Non-controlling interests	60,950	76,257
Summarized cash flow information:
Operating	(37,392)	19,713	10,776
Investing	(2,496)	(10,952)	2,319
Financing	42,981	(5,118)	(20,260)
Effect of changes in exchange rate on cash	(3,333)	(87)	2,376
Net (decrease) increase in cash and cash equivalents	(240)	3,556	(4,789)
Shanghai Yayang Electric Co., Ltd. [Member]
Summarized statements of comprehensive income
Revenue	530	6,291	20,743
(Loss)/profit before tax	(497)	(1,161)	(2,272)
(Loss)/profit for the year	(497)	(1,161)	(2,272)
Other comprehensive income/(loss)	17	84	(46)
Total comprehensive (loss)/income for the year, net of tax	(480)	(1,077)	(2,318)
(Loss)/profit attributable to non-controlling interests	(155)	(363)	(710)
Summarized balance sheets:
Cash, inventory and other current assets	565	3,336
Property, plant and equipment and other non-current assets	1,266	1,406
Trade and other payable (current)	(1,204)	(3,635)
Total equity	627	1,107
Equity attributable to equity holders of the parent	431	761
Non-controlling interests	196	346
Summarized cash flow information:
Operating	318	(1,844)	5,135
Investing	65	278	(165)
Financing	(1,226)	(769)	(1,847)
Effect of changes in exchange rate on cash	16	98	(28)
Net (decrease) increase in cash and cash equivalents	$ (827)	$ (2,237)	$ 3,095